Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STONE RIDGE TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2019
Elements Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Elements Emerging Markets Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Elements Emerging Markets Portfolio’s (the “Portfolio”) investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. For the fiscal year ended May 31, 2019, the Portfolio’s portfolio turnover rate was 227.60%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	227.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to capture the equity risk premium by investing in a broad group of securities of companies associated with countries with emerging or frontier markets. The “equity risk premium” is positive if investment returns for equity securities exceed the risk-free rate, on average and over time. The “risk-free rate” is the rate of return that can be earned on high quality, short-term government debt securities. There can be no assurance that the equity risk premium will be positive for the Portfolio’s investments at any time or on average and over time.

The Portfolio is constructed from a market capitalization-weighted portfolio of operating companies associated with emerging or frontier market countries that the Adviser has designated as approved markets. The Adviser may set country or region weights for particular countries or regions, in which case market capitalization weighting will occur based on the relative market capitalization of companies within each such country or region. This market capitalization-weighted portfolio is referred to as the “Universe of Emerging Market Companies.” See “Investment Objectives, Strategies and Risks — More Information Regarding Investment Strategies–Approved Markets” below.

Market capitalization weighting means that, in general, the higher the relative market capitalization (number of outstanding shares multiplied by the market price per share) of a particular company, the greater its representation in the Universe of Emerging Market Companies. The representation of an eligible company in the Universe of Emerging Market Companies may also be adjusted by the Adviser for free float. Adjustment for free float modifies market capitalization weighting to exclude, in whole or in part, the share capital of a company that is not freely available for trading in the public equity markets, such as, for example, shares held by certain strategic investors (e.g., governments, controlling shareholders and management), treasury shares or shares subject to foreign ownership restrictions.

After determining the Universe of Emerging Market Companies, the Adviser adjusts the allocation of the Portfolio to increase the Portfolio’s exposure to companies that exhibit certain properties, generally referred to as “factors,” that the Adviser believes may contribute to a positive equity risk premium. These factors currently include small size, value, momentum or quality. The Adviser may also adjust the representation of an eligible company or country in the Portfolio, or exclude a company or country, after considering such other factors as the Adviser determines to be appropriate from time to time, and may in the future cease to make such adjustments for any or all of small size, value, momentum or quality.

Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies tied economically to emerging markets, either directly or indirectly (e.g., through derivatives). See “Investment Objectives, Strategies and Risks — More Information Regarding Investment Policies — Name Policies” below. A company is “tied economically” to emerging markets if, at the time of purchase, it is included in the MSCI Emerging Markets Index or the MSCI Frontier Markets Index or in any other widely-recognized index of emerging market or frontier market securities or, for companies not included in any widely-recognized index, if the Adviser determines that it would be classified as an emerging market or frontier market company based on the country classification methodology published by MSCI Inc. or such other index providers.

The Portfolio invests significantly in common stocks, either directly or indirectly, including through derivative instruments such as equity index futures contracts or options on equity index futures contracts, equity swaps or equity index swaps, or equity options or equity index options. The Portfolio may gain exposure to companies associated with approved markets by investing in securities in the form of depositary receipts (including sponsored or unsponsored American Depositary Receipts (“ADRs”)), which may be listed or traded outside the issuer’s domicile country. The Portfolio also uses derivatives for hedging purposes, to maintain liquidity or to earn an enhanced return. In addition, the Portfolio enters into securities lending transactions with its portfolio securities to generate additional income. The Portfolio may invest in small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. A portion of the Portfolio’s assets may be held in cash or cash-equivalent investments, including, but not limited to, money market funds. The Portfolio may also invest in the securities of other investment companies, including exchange-traded funds.

		The Adviser may consider the tax consequences of the Portfolio’s investment strategy, but there is no assurance that the Portfolio will be successfully managed in a tax-advantaged manner.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a summary of certain risks of investing in the Portfolio. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Market Risk. Economic, political and issuer-specific events will cause the value of securities, and the Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, you may lose money, even over the long term. In addition, the Portfolio’s market capitalization weighted approach may at times result in a greater focus in one or more approved markets, which would subject the Portfolio to proportionately higher exposure to market and other risks related to such approved market.

Smaller Company Risk. The Portfolio may invest in small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. Securities of smaller companies are often less liquid than those of larger companies. This could make it difficult to sell a smaller company security at a desired time or price. In general, smaller companies are also more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources. As a result, prices of smaller company securities may fluctuate more than those of larger companies. Historically, securities of smaller companies have been more volatile in price than securities of larger companies.

Foreign Securities and Currencies Risk. Foreign securities prices may decline or fluctuate because of economic or political actions of foreign governments and/or less regulated or liquid securities markets. Investors, such as the Portfolio, that hold these securities may also be exposed to foreign currency risk, which is the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar. The Portfolio generally does not intend to, but may, hedge foreign currency risk. Investing in depositary receipts exposes the Portfolio to credit risk with respect to the issuer of the depositary receipt, in addition to the risks of the underlying foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions.

Emerging Markets Risk. Many emerging market countries have a history of, and continue to experience, serious and potentially continuing economic and political problems. Stock markets in many emerging market countries are relatively small, expensive in which to trade and generally riskier than those in more developed market countries. Securities in emerging markets also may be less liquid than those in developed markets and foreign investors are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Factor Risk. In addition to smaller company risk, securities of companies that exhibit other factors such as value, momentum or quality are expected to be riskier than securities of companies that do not exhibit those factors, and may perform differently from the market as a whole. For example:
  Value companies may never reach the potential market value perceived by the Adviser, either because the market fails to recognize that value or because the Adviser misjudged that value.
  Momentum companies have recently increased in value and, therefore, may be overvalued at the time of investment by a Portfolio. These companies may experience greater volatility than the market as a whole.
  Quality companies have high profits, so they may face heightened risk that their value will drop if future profits fall short of expectations. High profits may also attract more competition in these companies’ business, which could hurt future performance of quality companies.
The Portfolio’s increased exposure to companies that demonstrate these or other factors may cause the Portfolio to underperform funds that use different investment strategies.

Derivatives Risk. Derivatives are financial contracts whose value is derived from that of an underlying security or index or other reference asset. To the extent the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative, including the risk that the counterparty to the derivative is unable or unwilling to perform its obligations. Derivatives are subject to a number of additional risks including risks associated with the potential illiquidity of the derivative, changes in interest rates, market movements and the possibility of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, and the Portfolio could lose more than the amount invested in a derivative.

Securities Lending Risk. Securities lending and similar transactions involve the risk that the counterparty may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering securities. The Portfolio could also lose money if the value of collateral securing a securities loan or similar transaction, including the value of investments made with cash collateral, falls.

Non-Diversification Risk. The Portfolio is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Portfolio may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Portfolio invests a higher percentage of its assets in the securities of a single issuer, the Portfolio is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

		An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, you may lose money, even over the long term.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Portfolio is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Portfolio may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Portfolio invests a higher percentage of its assets in the securities of a single issuer, the Portfolio is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Portfolio’s Class M shares for the periods indicated with those of a broad measure of market performance. Annual returns for Class Y shares would be higher than those shown for Class M shares because Class Y shares are not subject to distribution and/or service (12b-1) fees. Because Class Y shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2018, no performance information for Class Y shares is provided below. Past performance (before and after taxes) is not an indication of future performance. Performance data current to the most recent month end may be obtained by calling (855) 609-3680.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Portfolio’s Class M shares for the periods indicated with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class Y shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2018, no performance information for Class Y shares is provided below.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 609-3680
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter (as of December 31, 2018)	Worst Quarter (as of December 31, 2018)	Year to Date (as of June 30, 2019)
Q1 2018 1.95%	Q4 2018 -8.24%	10.50%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Returns are shown for Class M shares only. Returns (before and after taxes) for Class Y shares will differ.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher, in some cases, than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns are shown for Class M shares only. Returns (before and after taxes) for Class Y shares will differ. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher, in some cases, than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Elements Emerging Markets Portfolio | Class M
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
1 Year	rr_ExpenseExampleYear01	$ 95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	1,143
1 Year	rr_ExpenseExampleNoRedemptionYear01	95
3 Years	rr_ExpenseExampleNoRedemptionYear03	296
5 Years	rr_ExpenseExampleNoRedemptionYear05	515
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,143
2018	rr_AnnualReturn2018	(13.70%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.24%)
One Year	rr_AverageAnnualReturnYear01	(13.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2017
Elements Emerging Markets Portfolio | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	$ 85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,025
1 Year	rr_ExpenseExampleNoRedemptionYear01	85
3 Years	rr_ExpenseExampleNoRedemptionYear03	265
5 Years	rr_ExpenseExampleNoRedemptionYear05	460
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,025
Elements Emerging Markets Portfolio | Return After Taxes on Distributions | Class M
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(14.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2017
Elements Emerging Markets Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class M
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(8.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2017
Elements Emerging Markets Portfolio | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(14.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2017